Note 4 - Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expenses [text block]
4.	Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consist of the following:

	December 31,	December 31,
	2019	2018
Accounts receivable (Note 10(b))	$100,209	$300,700
Prepaid expenses	60,508	103,716
	$160,717	$404,416

At
December 31, 2019,
the Company has recorded value added taxes of
$276,407
(
2018
-
$444,994
) included in exploration and evaluation assets, as the value added tax relates to certain projects and is expected to be recovered when the assets are sold (Note
7
).